UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21564
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                       Blue Rock Market Neutral Fund, LLC
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               (Exact name of registrant as specified in charter)

         3915 IDS Center, 80 South 8th Street, Minneapolis, MN 55402
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              (Address of principal executive offices) (Zip code)

        Blue Rock Advisors, Inc., 3915 IDS Center, 80 South 8th Street,
                             Minneapolis, MN 55402
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 337-8000
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Date of fiscal year end: March 31
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Date of reporting period: April 20, 2004 - June 30, 2004
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ITEM 1. PROXY VOTING RECORD

The registrant held no securities during the period April 20, 2004 through June 30, 2004. Accordingly, there are no voting records to report.

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blue Rock Market Neutral Fund, LLC
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By (Signature and Title) /s/Robert Fullerton, Principal Executive Officer
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Date November 5, 2004
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